UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07292

                    NORTH AMERICAN GOVERNMENT BOND FUND, INC.
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         535 Madison Avenue, 30th Floor
                               New York, NY 10022
                                 (212) 446-5600

                       Date of fiscal year end: October 31

              Date of reporting period: May 1, 2004 - July 31, 2004

Item 1.  Schedule of Investments.

NORTH AMERICAN GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                               JULY 31, 2004

                                                                      INTEREST    MATURITY         PAR/NOMINAL         MARKET
SECURITY                                                                RATE        DATE             VALUE1            VALUE
-------------------------------------------------------------------------------------------------------------------------------

CANADIAN SECURITIES - 5.06%
Canadian Government Bond                                               4.500%      9/1/07         C 14,800,000     $ 11,393,974
                                                                                                              -----------------
              TOTAL CANADIAN SECURITIES
                     (COST $10,250,928)                                                                              11,393,974
                                                                                                              -----------------

MEXICAN SECURITIES - 17.69%
Mexican Bono2                                                         14.500%      5/12/05         P 71,387,700        6,557,317
Mexican Bono2                                                         10.500%      8/24/06           52,868,200        4,784,688
Mexican Bono2                                                          8.000%     12/28/06           30,686,400        2,644,836
Mexican Bono2                                                          9.000%       7/9/09           77,131,000        6,748,000
Mexican Bono2                                                         10.500%      7/14/11          160,487,300       14,558,543
Mexican Bono2                                                          9.000%     12/20/12           31,470,000        2,603,191
Mexican Bono2                                                          8.000%      12/7/23           29,339,800        1,944,624
                                                                                                               -----------------
              TOTAL MEXICAN SECURITIES
                     (COST $44,504,313)                                                                               39,841,199
                                                                                                               -----------------

US SECURITIES - 74.86%
US Treasury Bond                                                       7.625%      2/15/25          $10,100,000       13,130,000
US Treasury Bond                                                       6.000%      2/15/26           11,500,000       12,567,344
US Treasury Bond                                                       6.375%      8/15/27           22,100,000       25,294,141
US Treasury Note                                                       2.000%     11/30/04           15,000,000       15,025,781
US Treasury Note                                                       1.625%      3/31/05           20,000,000       19,975,000
US Treasury Note                                                       2.750%      6/30/06           10,000,000       10,020,313
US Treasury Note                                                       2.375%      8/15/06            2,000,000        1,987,187
US Treasury Note                                                       3.000%      2/15/08           16,100,000       15,949,063
US Treasury Note                                                       3.250%      8/15/08            5,500,000        5,459,180
US Treasury Note                                                       3.125%      9/15/08            2,000,000        1,973,437
US Treasury Note                                                       5.000%      2/15/11           19,500,000       20,569,453
US Treasury Note                                                       5.000%      8/15/11            6,500,000        6,844,297
US Treasury Note                                                       4.250%      8/15/13            9,750,000        9,622,031
US Treasury Note                                                       4.750%      5/15/14           10,000,000       10,215,625
                                                                                                               -----------------
              TOTAL US SECURITIES
                     (COST $176,366,793)                                                                             168,632,852
                                                                                                               -----------------

REPURCHASE AGREEMENT - 1.63%
             JP MORGAN CHASE & CO.
                     Dated 7/30/04, 1.100%, principal and interest in the amount of $3,673,337 due 8/2/04,  collaterized by US Treasury Note, par value of $3,505,000,
                     due 8/15/11 with a value of $3,748,114                                                            3,673,000
                                                                                                               -----------------
              TOTAL REPURCHASE AGREEMENT
                     (COST $3,673,000)                                                                                 3,673,000
                                                                                                               -----------------

TOTAL INVESTMENTS - 99.24%
                     (COST $234,795,034)                                                                             223,541,025
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.76%                                                                          1,721,510
                                                                                                               -----------------
NET ASSETS - 100.00%                                                                                               $ 225,262,535
                                                                                                               =================

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

1 Par Value is shown in local currency:  Canadian dollars (C), Mexican pesos (P)
  and US dollars ($).
2 Bonos are fixed rate, local currency-denominated coupon bonds issued by the Mexican government.

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


NORTH AMERICAN GOVERNMENT BOND FUND, INC.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    September 27, 2004
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    September 27, 2004
         __________________________

By:      /s/ Stephen V. Killorin
         __________________________
         Stephen V. Killorin, Chief Financial Officer

Date:    September 28, 2004
         __________________________